Consolidated Balance Sheets (Parentheticals) - $ / shares	Oct. 31, 2023	Oct. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares par value (in Dollars per share)	$ 0.00195	$ 0.00195
Ordinary shares authorized	150,000,000	150,000,000
Ordinary shares issued	4,065,609	1,363,640
Ordinary shares outstanding	4,065,609	1,363,640